Property, plant and equipment, net (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Property, plant and equipment, net
Total	¥ 8,339,392	¥ 7,225,647
Less: accumulated depreciation	(3,776,730)	(3,254,222)
Subtotal	4,562,662	3,971,425
Construction-in-progress	656,839	393,923
Property and equipment, net	5,219,501	4,365,348
Bank borrowing loan against asset	70,000
Interest capitalized	29,279	25,094	¥ 38,053
Depreciation expense	823,340	759,611	672,855
Impairment loss	0	0	0
Machinery and equipment net book value	119,120
Loss from disposal of fixed assets	117,582	21,182	¥ 16,831
Buildings
Property, plant and equipment, net
Total	1,918,209	1,778,328
Buildings | Industrial Bank Co., Ltd. | Shanghai JA Solar PV Technology Co., Ltd. ("JA Zhabei") | Short-term loans
Property, plant and equipment, net
Net book value of assets pledged	79,040
Bank borrowing loan against asset	200,000
Buildings | Industrial and Commercial Bank of China | Shanghai Jinglong Solar Technology Co., Ltd. ("JA Jinglong") | Short-term loans
Property, plant and equipment, net
Net book value of assets pledged	238,501
Bank borrowing loan against asset	34,685
Buildings | Industrial and Commercial Bank of China | Shanghai Jinglong Solar Technology Co., Ltd. ("JA Jinglong") | Long-term loan
Property, plant and equipment, net
Bank borrowing loan against asset	70,000
Buildings | China Construction Bank | JA Solar Technology Yangzhou Co., Ltd. ("JA Yangzhou") | First short-term loans of China Construction Bank
Property, plant and equipment, net
Net book value of assets pledged	26,017
Bank borrowing loan against asset	10,000
Buildings | China Construction Bank | JA Solar Technology Yangzhou Co., Ltd. ("JA Yangzhou") | Second short-term loans of China Construction Bank
Property, plant and equipment, net
Net book value of assets pledged	66,824
Bank borrowing loan against asset	39,000
Buildings | China Construction Bank | Jing Hai Yang Semiconductor Materials (Donghai) Co., Ltd. ("JA Lianyungang") | Short-term loans
Property, plant and equipment, net
Net book value of assets pledged	95,011
Bank borrowing loan against asset	90,784
Furniture, fixtures and office equipment
Property, plant and equipment, net
Total	113,349	101,686
Motor vehicles
Property, plant and equipment, net
Total	31,183	29,709
Machinery and equipment
Property, plant and equipment, net
Total	5,889,645	4,960,915
Leasehold improvements
Property, plant and equipment, net
Total	387,006	355,009
Buildings, machineries, equipment and construction in progress | Hefei High-Tech Industrial Development Zone Management Co., Ltd | Hefei JA Solar Technology Co., Ltd. ("JA Hefei Technology") | Long-term loan
Property, plant and equipment, net
Net book value of assets pledged	712,200
Bank borrowing loan against asset	1,440,000
Leased assets
Property, plant and equipment, net
Carrying amount of asset sold	374,907	¥ 44,350
Contract term (in years)		3 years
Cash consideration	¥ 481,252	¥ 41,808
Number of years lease payment were made quarterly		P3Y